Right-of-use assets - Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use Asset

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2024 and 2023, was as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2023	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		2,194,687		93,833		30,415		2,318,935
Write-offs		(8,157)		(2,626)		(4,220)		(15,003)
Depreciation		(727,932)		(39,472)		(28,778)		(796,182)
As of December 31, 2024	Ps.	6,660,466	Ps.	150,819	Ps.	217,061	Ps.	7,028,346